Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
Maximum credit exposure

The maximum credit exposure as of December 31, 2017 and 2016 are as follows:

(In millions of won)
	2017		2016
Cash and cash equivalents	￦	1,457,416	1,505,082
Financial instruments		618,002	469,705
Available-for-sale financial assets		19,928	6,755
Accounts receivable — trade		2,138,755	2,261,311
Loans and other receivables		1,962,083	1,701,249
Derivative financial assets		30,956	214,770

	￦	6,227,140	6,158,872

Contractual maturities of financial liabilities

Contractual maturities of financial liabilities as of December 31, 2017 are as follows:

(In millions of won)
	Carrying amount		Contractual cash flows	Less than 1 year	1 - 5 years	More than 5 years
Accounts payable — trade	￦	351,711	351,711	351,711	—	—
Borrowings(*1)		382,817	397,776	177,910	219,866	—
Debentures(*1)		7,086,187	8,230,952	1,682,206	3,675,178	2,873,568
Accounts payable — other and others(*2)		4,865,519	5,030,105	3,519,489	1,093,611	417,005

	￦	12,686,234	14,010,544	5,731,316	4,988,655	3,290,573

The Group does not expect that the cash flows included in the maturity analysis could occur significantly earlier or at different amounts.

(*1)	Includes interest payables.

(*2)	The Group provides with USD 12,240,000 of payment guarantees for Celcom Planet, one of the joint ventures of the Group, in relation to its borrowings. The contractual cash flows for accounts payable — other and others include the maximum amount that the Group is required to pay in connection with the guarantees.

Periods in which cash flows from cash flow hedge derivatives are expected to occur

As of December 31, 2017, periods in which cash flows from cash flow hedge derivatives are expected to occur are as follows:

(In millions of won)
	Carrying amount		Contractual cash flows	Less than 1 year	1 - 5 years	More than 5 years
Assets	￦	21,902	17,118	7,446	28,075	(18,403)
Liabilities		(39,470)	(40,220)	(28,960)	(11,260)	—

	￦	(17,568)	(23,102)	(21,514)	16,815	(18,403)

Debt-equity ratio

Debt-equity ratio as of December 31, 2017 and 2016 are as follows:

(In millions of won)
	December 31, 2017		December 31, 2016
Total liabilities	￦	15,399,474	15,181,233
Total equity		18,029,195	16,116,430
Debt-equity ratios		85.41%	94.20%

Fair value and carrying amount of financial assets and liabilities including fair value hierarchy
Fair value and carrying amount of financial assets and liabilities including fair value hierarchy as of December 31, 2017 are as follows:

(In millions of won)
	December 31, 2017
	Carrying amount		Level 1	Level 2	Level 3	Total
Financial assets that are measured at fair value
Financial assets at fair value through profit or loss	￦	328,314	—	106,057	222,257	328,314
Derivative financial assets		21,902	—	21,902	—	21,902
Available-for-sale financial assets		734,487	589,202	47,383	97,902	734,487

	￦	1,084,703	589,202	175,342	320,159	1,084,703

Financial liabilities that are measured at fair value
Financial liabilities at fair value through profit or loss	￦	60,278	—	60,278	—	60,278
Derivative financial liabilities		39,470	—	39,470	—	39,470

	￦	99,748	—	99,748	—	99,748

Financial liabilities that are not measured at fair value
Borrowings	￦	382,817	—	383,748	—	383,748
Debentures		7,025,909	—	7,325,370	—	7,325,370
Long-term payables — other		1,649,466	—	1,766,451	—	1,766,451

	￦	9,058,192	—	9,475,569	—	9,475,569

2)	Fair value and carrying amount of financial assets and liabilities including fair value hierarchy as of December 31, 2016 are as follows:

(In millions of won)
	December 31, 2016
	Carrying amount		Level 1	Level 2	Level 3	Total
Financial assets that are measured at fair value:
Financial assets at fair value through profit or loss	￦	7,368	—	7,368	—	7,368
Derivative financial assets		207,402	—	207,402	—	207,402
Available-for-sale financial assets		741,285	526,363	107,364	107,558	741,285

	￦	956,055	526,363	322,134	107,558	956,055

Financial liabilities that are measured at fair value:
Financial liabilities at fair value through profit or loss	￦	59,600	—	59,600	—	59,600
Derivative financial liabilities		87,153	—	87,153	—	87,153

	￦	146,753	—	146,753	—	146,753

Financial liabilities that are not measured at fair value:
Borrowings	￦	175,521	—	177,600	—	177,600
Debentures		7,134,606	—	7,568,361	—	7,568,361
Long-term payables — other		1,926,363	—	2,103,788	—	2,103,788

	￦	9,236,490	—	9,849,749	—	9,849,749

Interest rates used by the group for the fair value measurement

Interest rates used by the Group for the fair value measurement as of December 31, 2017 are as follows:

Interest rate
Derivative instruments	1.54% ~ 2.67%
Borrowings and debentures	2.48% ~ 2.55%
Long-term payables — other	2.23% ~ 2.60%

Carrying amount of financial instruments recognized of which offset agreements are applicable

Carrying amount of financial instruments recognized of which offset agreements are applicable as of December 31, 2017 and 2016 are as follows:

(In millions of won)	2017
	Gross financial instruments recognized		Amount offset	Net financial instruments presented on the statements of financial position	Relevant amount not offset on the statements of financial position	Net amount
					Financial instruments
Financial assets:
Derivatives(*)	￦	26,645	—	26,645	(19,875)	6,770
Accounts receivable — trade and others		93,146	(92,409)	737	—	737

	￦	119,791	(92,409)	27,382	(19,875)	7,507

Financial liabilities:
Derivatives(*)	￦	19,875	—	19,875	(19,875)	—
Accounts payable — other and others		92,409	(92,409)	—	—	—

	￦	112,284	(92,409)	19,875	(19,875)	—

(In millions of won)	2016
	Gross financial instruments recognized		Amount offset	Net financial instruments presented on the statements of financial position	Relevant amount not offset on the statements of financial position	Net amount
					Financial instruments
Financial assets:
Derivatives(*)	￦	87,566	—	87,566	(87,153)	413
Accounts receivable — trade and others		114,135	(103,852)	10,283	—	10,283

	￦	201,701	(103,852)	97,849	(87,153)	10,696

Financial liabilities:
Derivatives(*)	￦	87,153	—	87,153	(87,153)	—
Accounts payable — other and others		103,852	(103,852)	—	—	—

	￦	191,005	(103,852)	87,153	(87,153)	—

(*)	The Group entered into derivative contracts which include enforceable master netting arrangement in accordance with International Swap and Derivatives Association (ISDA). Generally, all contracts made with the identical currencies are settled from one party to another by combining one net amount. In this case, all contracts are liquidated and paid off at net amount by evaluating liquidation value if credit events such as bankruptcy occur.

Currency risk [member]
Monetary assets and liabilities denominated in foreign currencies

Monetary assets and liabilities denominated in foreign currencies as of December 31, 2017 are as follows:

(In millions of won, thousands of foreign currencies)
	Assets			Liabilities
	Foreign currencies	Won equivalent		Foreign currencies	Won equivalent
USD	124,901	￦	133,836	1,817,808	￦	1,947,599
EUR	15,669		20,044	63		80
JPY	596,059		5,658	169,729		1,611
Others	—		530	—		195

		￦	160,068		￦	1,949,485

Impact on income before income tax of a hypothetical change in exchange rates

As of December 31, 2017, a hypothetical change in exchange rates by 10% would have increase (reduce) the Group’s income before income tax as follows:

(In millions of won)
	If increased by 10%		If decreased by 10%
USD	￦	5,590	(5,590)
EUR		1,997	(1,997)
JPY		405	(405)
Others		34	(34)

	￦	8,026	(8,026)

Available- for-sale financial assets [Member] | Level 3 [member]
Fair value of assets
There have been no transfers from Level 2 to Level 1 in 2017 and changes of financial assets classified as Level 3 for the year ended December 31, 2017 are as follows:

(In millions of won)
	Balance at beginning		Valuation	Transfer	Other compre- hensive loss	Disposal	Balance at ending
Financial assets at fair value through profit or loss(*)	￦	—	222,257	—	—	—	222,257
Available-for-sale financial assets		107,558	—	3,938	(8,942)	(4,652)	97,902

(*)	The Group holds redeemable convertible preferred shares issued by Bluehole INC. The conversion rights attached to the investments are bifurcated from the host contract as embedded derivatives and the Group recognized ￦222,257 million as financial assets at FVTPL and gain on valuation of derivatives, respectively, as of and during the year ended December 31, 2017. The host contract was recognized as available-for-sale financial assets of ￦15,342 million measured by discounting the amount of collection at maturity including the principal, guaranteed interests, and dividend. The fair value of the conversion rights were measured using the binomial option pricing model by considering inputs such as expected volatility, exercise price, and common share price.